Loans and other financial assets at amortized cost, and loans and receivables_Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 14,492,223		₩ 14,151,012
Loans	271,032,244		260,819,917
Other financial assets	8,193,226		7,486,649
Total	₩ 293,717,693	$ 254,190,994	₩ 282,457,578